FAIR VALUE (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liability	$ 1,376,500	$ 231,200
Balance	1,376,500	231,200	38,300
Embedded conversion option		315,200	38,300
Fair Value, Inputs, Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liability	0
Balance	0
Embedded conversion option
Fair Value, Inputs, Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liability	0
Balance	0
Embedded conversion option
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liability	1,376,500	231,200
Balance	1,376,500	231,200	38,300
Embedded conversion option			$ 38,300